Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 92.12%
Belgium – 1.12%
103,308	Anheuser-Busch InBev SA/NV	$7,447,352
Brazil – 4.81%
1,780,200	Ambev SA	6,109,617
925,447	Embraer SA Sponsored – ADR(a)	14,011,268
1,390,800	Telefonica Brasil SA	11,744,260
		31,865,145
Canada – 0.47%
160,951	Cameco Corp.	3,087,040
China – 1.60%
372,900	Alibaba Group Holding Ltd.(a)	10,573,146
France – 19.20%
170,605	BNP Paribas SA	10,707,110
811,721	Carrefour SA	15,974,197
97,932	Cie de Saint-Gobain	6,463,105
195,639	Danone SA	13,764,174
943,403	Engie SA	12,936,491
1,022,078	Orange SA	11,664,760
272,138	Publicis Groupe SA(b)	17,415,478
109,350	Renault SA(a)	4,432,774
162,033	Sanofi	17,023,610
109,119	Societe BIC SA	7,588,998
203,578	TotalEnergies SE	9,222,451
		127,193,148
Germany – 6.35%
88,582	BASF SE	6,992,643
206,106	Fresenius & Co. KGaA	10,756,654
152,272	HeidelbergCement AG	13,073,549
121,654	Henkel AG & Co. KGaA	11,203,026
		42,025,872
Hong Kong – 0.61%
11,842,000	First Pacific Co. Ltd.	4,041,742
Ireland – 1.27%
165,736	CRH Plc	8,414,271
Italy – 5.34%
990,848	Eni SpA	12,079,967
4,158,760	Intesa Sanpaolo SpA	11,504,542
Shares		Value
20,990,411	Telecom Italia Rsp	$11,134,313
1,365,052	Telecom Italia SpA	679,206
		35,398,028
Japan – 12.70%
243,700	Dai Nippon Printing Co. Ltd.	5,157,047
311,800	Honda Motor Co. Ltd.	10,028,499
2,132,500	Mitsubishi UFJ Financial Group, Inc.	11,486,196
345,899	MS&AD Insurance Group Holdings, Inc.	10,000,705
983,300	Nissan Motor Co. Ltd.(a)	4,898,493
283,500	Sumitomo Mitsui Trust Holdings, Inc.	9,043,710
146,900	Taisho Pharmaceutical Holdings Co. Ltd.	7,863,899
764,483	Takeda Pharmaceutical Co. Ltd.	25,656,489
		84,135,038
Mexico – 5.19%
1,116,818	Cemex SAB de CV Sponsored – ADR(a)	9,381,271
13,505,101	Fibra Uno Administracion SA de CV	14,586,377
123,412	Fomento Economico Mexicano SAB de CV – ADR	10,429,548
		34,397,196
Netherlands – 0.81%
1,283,691	Aegon NV(b)	5,339,021
South Korea – 4.12%
150,417	Hana Financial Group, Inc.	6,164,301
26,804	Hyundai Mobis Co. Ltd.	6,951,114
99,249	KT&G Corp.	7,437,946
21,704	POSCO	6,707,614
		27,260,975
Spain – 1.18%
619,579	Repsol SA(b)	7,783,522

The accompanying notes to financial statements are an integral part of these Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
Switzerland – 10.05%
1,283,259	Credit Suisse Group AG Registered	$13,433,060
166,189	Novartis AG Registered	15,160,855
16,342	Swatch Group AG Bearer	5,612,086
119,343	Swatch Group AG Registered	7,880,291
107,656	Swiss Re AG	9,723,778
964,218	UBS Group AG Registered	14,769,144
		66,579,214
United Kingdom – 17.30%
3,324,706	Barclays Plc	7,889,788
3,059,491	BP Plc	13,417,079
1,074,306	GlaxoSmithKline Plc	21,119,889
400,385	Imperial Brands Plc	8,633,398
3,637,517	J Sainsbury Plc	13,691,165
1,605,093	Kingfisher Plc	8,101,059
3,665,294	Marks & Spencer Group Plc(a)	7,433,722
Shares		Value
3,060,379	Tesco Plc	$9,454,071
2,518,683	Wm Morrison Supermarkets Plc	8,595,261
1,202,417	WPP Plc	16,254,113
		114,589,545
TOTAL COMMON STOCKS (Cost $614,334,993)		$610,130,255
PREFERRED STOCKS – 5.83%
Brazil – 1.99%
2,233,200	Petroleo Brasileiro SA, 2.717%(c)	$13,213,856
Russia – 1.51%
15,780,039	Surgutneftegas PJSC, 2.094%(c)	9,996,722
Spain – 2.33%
883,723	Grifols SA – Class B, 5.008%(c)	15,420,000
TOTAL PREFERRED STOCKS (Cost $30,211,455)		$38,630,578

	Shares	Value
SHORT-TERM INVESTMENTS – 1.83%
Money Market Funds — 1.83%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(d)	12,101,962	$12,101,962
TOTAL SHORT-TERM INVESTMENTS (Cost $12,101,962)		$12,101,962
Total Investments (Cost $656,648,410) – 99.78%		$660,862,795
Other Assets in Excess of Liabilities – 0.22%		1,467,736
TOTAL NET ASSETS – 100.00%		$662,330,531

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2021

COMMON STOCKS
Aerospace & Defense	2.12%
Auto Components	1.05%
Automobiles	2.92%
Banks	8.58%
Beverages	3.61%
Building Products	0.98%
Capital Markets	4.26%
Chemicals	1.06%
Commercial Services & Supplies	1.92%
Construction Materials	4.66%
Diversified Financial Services	0.61%
Diversified Telecommunication Services	5.31%
Equity Real Estate Investment Trusts	2.20%
Food & Staples Retailing	7.21%
Food Products	2.08%
Health Care Providers & Services	1.63%
Household Products	1.69%
Insurance	3.79%
Internet & Direct Marketing Retail	1.60%
Media	5.08%
Metals & Mining	1.01%
Multiline Retail	1.12%
Multi-Utilities	1.95%
Oil, Gas & Consumable Fuels	6.89%
Pharmaceuticals	13.11%
Specialty Retail	1.22%
Textiles, Apparel & Luxury Goods	2.03%
Tobacco	2.43%
TOTAL COMMON STOCKS	92.12%
PREFERRED STOCKS
Biotechnology	2.33%
Oil, Gas & Consumable Fuels	3.50%
TOTAL PREFERRED STOCKS	5.83%
SHORT-TERM INVESTMENTS	1.83%
TOTAL INVESTMENTS	99.78%
Other Assets in Excess of Liabilities	0.22%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 96.97%
Austria – 2.22%
28,215	Erste Group Bank AG	$1,037,222
Brazil – 1.79%
168,020	Embraer SA(a)	637,448
12,908	Embraer SA Sponsored – ADR(a)	195,427
		832,875
Chile – 0.70%
5,632,734	Enel Chile SA	324,055
China – 3.07%
34,800	Alibaba Group Holding Ltd.(a)	986,713
55,200	Gree Electric Appliances, Inc. of Zhuhai – Class A	444,360
		1,431,073
France – 10.65%
28,449	Carrefour SA	559,860
28,638	Engie SA	392,701
31,200	Engie SA (Prime Fidelite 2019)(a)	427,833
15,034	Publicis Groupe SA	962,101
12,685	Sanofi	1,332,719
2,650	Schneider Electric SE	417,758
19,260	TotalEnergies SE	872,513
		4,965,485
Germany – 1.93%
10,457	HeidelbergCement AG	897,802
Ireland – 1.33%
12,243	CRH Plc	621,566
Italy – 1.08%
41,240	Eni SpA	502,779
Japan – 1.24%
18,000	Honda Motor Co. Ltd.	578,938
Malaysia – 1.41%
552,000	Genting Berhad	655,513
Shares		Value
Mexico – 2.53%
668,608	Fibra Uno Administracion SA de CV	$722,139
5,417	Fomento Economico Mexicano SAB de CV – ADR	457,791
		1,179,930
South Korea – 6.63%
2,433	Hyundai Mobis Co. Ltd.	630,953
3,846	Hyundai Motor Co.	818,356
5,067	KT&G Corp.	379,733
10,933	Samsung Electronics Co. Ltd.	782,651
4,241	SK Hynix, Inc.	478,676
		3,090,369
Spain – 1.22%
45,360	Repsol SA	569,840
Switzerland – 2.63%
80,146	UBS Group AG Registered	1,227,614
United Kingdom – 15.35%
156,540	Barclays Plc	371,482
215,586	BP Plc	945,430
57,794	GlaxoSmithKline Plc	1,136,178
40,460	Imperial Brands Plc	872,429
164,745	J Sainsbury Plc	620,080
164,394	Kingfisher Plc	829,712
11,546	Royal Dutch Shell Plc – ADR – Class B	448,331
217,768	Tesco Plc	672,725
105,390	Wm Morrison Supermarkets Plc	359,654
66,573	WPP Plc	899,925
		7,155,946
United States – 43.19%
1,866	Amdocs Ltd.	144,354
14,017	American International Group, Inc.	667,209
31,895	Bank of America Corp.	1,315,031
14,504	Bank of New York Mellon Corp.	743,040
12,799	Cardinal Health, Inc.	730,695
25,659	Change Healthcare, Inc.(a)	591,183
3,088	Cigna Corp.	732,072

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
18,575	Citigroup, Inc.	$1,314,181
13,243	Comcast Corp. – Class A	755,116
8,977	CVS Health Corp.	749,041
4,807	Emerson Electric Co.	462,626
2,263	FedEx Corp.	675,121
3,110	General Dynamics Corp.	585,489
20,471	Halliburton Co.	473,290
3,539	HCA Healthcare, Inc.	731,653
4,845	Ingredion, Inc.	438,472
3,238	JPMorgan Chase & Co.	503,639
2,337	Laboratory Corp. of America Holdings(a)	644,661
4,426	McKesson Corp.	846,428
14,370	Merck & Co., Inc.	1,117,555
2,460	Mohawk Industries, Inc.(a)	472,787
22,147	Old Republic International Corp.	551,682
9,846	OneMain Holdings, Inc.	589,874
1,294	Organon & Co.(a)	39,159
22,954	Pfizer, Inc.	898,879
Shares		Value
2,517	PNC Financial Services Group, Inc.	$480,143
7,801	State Street Corp.	641,866
9,998	Textron, Inc.	687,562
8,076	Truist Financial Corp.	448,218
24,364	Wells Fargo & Co.	1,103,446
		20,134,472
TOTAL COMMON STOCKS (Cost $35,372,546)		$45,205,479
PREFERRED STOCKS – 1.39%
South Korea – 0.43%
3,072	Samsung Electronics Co. Ltd., 1.948%(b)	$201,063
Spain – 0.96%
25,798	Grifols SA – ADR, 5.288%(b)	447,595
TOTAL PREFERRED STOCKS (Cost $535,747)		$648,658

	Shares	Value
SHORT-TERM INVESTMENTS – 1.71%
Money Market Funds — 1.71%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(c)	796,177	$796,177
TOTAL SHORT-TERM INVESTMENTS (Cost $796,177)		$796,177
Total Investments (Cost $36,704,470) – 100.07%		$46,650,314
Liabilities in Excess of Other Assets – (0.07)%		(34,913)
TOTAL NET ASSETS – 100.00%		$46,615,401

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of June 30, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2021

COMMON STOCKS
Aerospace & Defense	4.52%
Air Freight & Logistics	1.45%
Auto Components	1.35%
Automobiles	3.00%
Banks	14.10%
Beverages	0.98%
Capital Markets	5.60%
Construction Materials	3.26%
Consumer Finance	1.27%
Electric Utilities	0.70%
Electrical Equipment	1.89%
Energy Equipment & Services	1.01%
Equity Real Estate Investment Trusts	1.55%
Food & Staples Retailing	4.74%
Food Products	0.94%
Health Care Providers & Services	9.52%
Health Care Technology	1.27%
Hotels, Restaurants & Leisure	1.41%
Household Durables	1.96%
Insurance	2.61%
Internet & Direct Marketing Retail	2.12%
IT Services	0.31%
Media	5.61%
Multi-Utilities	1.76%
Oil, Gas & Consumable Fuels	7.16%
Pharmaceuticals	9.71%
Semiconductors & Semiconductor Equipment	1.03%
Specialty Retail	1.78%
Technology Hardware, Storage & Peripherals	1.68%
Tobacco	2.68%
TOTAL COMMON STOCKS	96.97%
PREFERRED STOCKS
Biotechnology	0.96%
Technology Hardware, Storage & Peripherals	0.43%
TOTAL PREFERRED STOCKS	1.39%
SHORT-TERM INVESTMENTS	1.71%
TOTAL INVESTMENTS	100.07%
Liabilities in Excess of Other Assets	(0.07)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 94.17%
Argentina – 0.79%
2,415,979	YPF SA Sponsored – ADR(a)	$11,306,782
Brazil – 7.77%
6,258,400	Cogna Educacao(a)	5,448,324
3,339,780	Embraer SA Sponsored – ADR(a)	50,564,269
1,548,600	Sendas Distribuidora SA	26,944,357
1,125,300	Telefonica Brasil SA	9,502,312
630,648	Telefonica Brasil SA – ADR	5,360,508
6,051,000	TIM SA(a)	14,027,108
		111,846,878
Chile – 1.61%
2,336,679	Empresa Nacional de Telecomunicaciones SA	12,854,455
102,629,673	Enel Chile SA	5,904,361
1,509,388	Enel Chile SA Sponsored – ADR	4,452,695
		23,211,511
China – 21.57%
2,725,300	Alibaba Group Holding Ltd.(a)	77,272,716
10,745,000	China Education Group Holdings Ltd.	23,966,848
9,024,802	China Railway Signal & Communication Corp. Ltd. – Class H(b)	3,333,609
4,432,991	China South Publishing & Media Group Co. Ltd. – Class A	6,041,632
2,074,000	Galaxy Entertainment Group Ltd.(a)	16,583,894
21,333,500	Genertec Universal Medical Group Co. Ltd.(b)	20,844,174
Shares		Value
3,599,996	Gree Electric Appliances, Inc. of Zhuhai – Class A	$28,979,941
2,855,000	Ping An Insurance Group Co. of China Ltd. – Class H	27,908,762
11,240,200	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	24,547,675
12,951,000	TravelSky Technology Ltd. – Class H	27,904,020
6,743,009	Wens Foodstuffs Group Co. Ltd. – Class A	14,974,292
10,355,400	Wynn Macau Ltd.(a)	16,287,989
724,569	ZTO Express Cayman, Inc. – ADR	21,990,669
		310,636,221
Czech Republic – 0.44%
521,469	O2 Czech Republic AS	6,401,174
Greece – 0.95%
815,182	Hellenic Telecommunications Organization SA	13,689,966
Hong Kong – 4.56%
2,220,000	AIA Group Ltd.	27,540,385
28,461,920	First Pacific Co. Ltd.	9,714,216
10,597,500	Lifestyle International Holdings Ltd.(a)	8,126,587
5,860,000	Luk Fook Holdings International Ltd.	20,228,783
		65,609,971
India – 6.12%
1,087,855	HDFC Bank Ltd.	21,972,348
4,433,431	Indus Towers Ltd.	14,256,298

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
6,480,396	Power Grid Corp. of India Ltd.	$20,283,426
10,933,283	Zee Entertainment Enterprises Ltd.	31,646,196
		88,158,268
Indonesia – 4.82%
61,066,800	Bank Rakyat Indonesia Persero Tbk PT	16,603,766
6,759,412	Gudang Garam Tbk PT(a)	20,620,970
32,815,000	Indofood Sukses Makmur Tbk PT	13,984,214
99,025,715	XL Axiata Tbk PT	18,263,266
		69,472,216
Malaysia – 1.73%
21,002,200	Genting Berhad	24,940,587
Mexico – 9.48%
31,044,840	America Movil SAB de CV	23,360,720
4,321,770	Cemex SAB de CV Sponsored – ADR(a)	36,302,868
30,944,403	Fibra Uno Administracion SA de CV	33,421,942
191,371	Fomento Economico Mexicano SAB de CV – ADR	16,172,763
4,099,700	Macquarie Mexico Real Estate Management SA de CV(b)	5,059,327
14,553,184	PLA Administradora Industrial S de RL de CV	22,091,871
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	109,443
		136,518,934
Shares		Value
Panama – 1.84%
644,836	Banco Latinoamericano de Comercio Exterior SA – Class E	$9,911,129
219,291	Copa Holdings SA – Class A(a)	16,519,191
		26,430,320
Philippines – 1.55%
12,309,934	Bank of the Philippine Islands	22,367,943
Russia – 6.07%
175,358	Lukoil PJSC Sponsored – ADR	16,219,475
4,751,561	Mobile TeleSystems PJSC	22,264,922
8,476,466	Sberbank of Russia PJSC	35,434,816
1,571,174	Sistema PJSFC Sponsored – GDR	13,534,745
		87,453,958
South Korea – 11.06%
468,867	KT&G Corp.	35,137,960
115,090	POSCO	35,568,528
610,691	Samsung Electronics Co. Ltd.	43,717,022
636,890	Shinhan Financial Group Co. Ltd.	22,994,587
193,582	SK Hynix, Inc.	21,849,337
		159,267,434
Spain – 0.82%
11,548,879	Prosegur Cash SA(b)	11,774,817
Taiwan – 8.79%
267,000	Largan Precision Co. Ltd.	29,688,195
2,802,000	Taiwan Semiconductor Manufacturng Co. Ltd.	60,349,567
1,022,000	Wiwynn Corp.	36,557,648
		126,595,410

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
Thailand – 3.24%
2,006,800	Bangkok Bank PCL – Class F	$7,081,823
1,578,500	Bangkok Bank PCL – NVDR	5,574,028
92,422,081	Jasmine Broadband Internet Infrastructure Fund – Class F	28,260,106
1,884,000	Siam Commercial Bank PCL – Class F	5,770,827
		46,686,784
United Kingdom – 0.96%
10,376,419	Vivo Energy Plc(b)	13,836,969
TOTAL COMMON STOCKS (Cost $1,372,571,024)		$1,356,206,143
PREFERRED STOCKS – 3.52%
Brazil – 2.02%
4,920,700	Petroleo Brasileiro SA, 2.717%(c)	$29,115,807
Shares		Value
Russia – 1.50%
205,610	Surgutneftegas PJSC Sponsored – ADR, 14.842%(c)	$1,303,814
32,081,832	Surgutneftegas PJSC, 2.094%(c)	20,323,978
		21,627,792
TOTAL PREFERRED STOCKS (Cost $41,816,635)		$50,743,599
PARTICIPATORY NOTES – 0.04%
China – 0.04%
467,896	China South Publishing & Media Group Co. Ltd.(d)	$638,035
TOTAL PARTICIPATORY NOTES (Cost $707,927)		$638,035

	Shares	Value
SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds — 2.47%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	35,518,782	$35,518,782
TOTAL SHORT-TERM INVESTMENTS (Cost $35,518,782)		$35,518,782
Total Investments (Cost $1,450,614,368) – 100.20%		$1,443,106,559
Liabilities in Excess of Other Assets – (0.20)%		(2,905,432)
TOTAL NET ASSETS – 100.00%		$1,440,201,127

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $54,848,896 which represented 3.81% of the net assets of the Fund.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

(d)	Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021. See Note 2 in the Notes to Financial Statements.
(e)	The rate shown is the annualized seven day yield as of June 30, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2021

COMMON STOCKS
Aerospace & Defense	3.51%
Air Freight & Logistics	1.53%
Airlines	1.15%
Banks	9.56%
Beverages	1.12%
Commercial Services & Supplies	0.82%
Construction Materials	2.52%
Diversified Consumer Services	2.04%
Diversified Financial Services	1.37%
Diversified Telecommunication Services	3.41%
Electric Utilities	2.13%
Electronic Equipment, Instruments & Components	2.29%
Equity Real Estate Investment Trusts	4.21%
Food & Staples Retailing	1.87%
Food Products	2.01%
Health Care Providers & Services	3.15%
Hotels, Restaurants & Leisure	4.01%
Household Durables	2.02%
Insurance	3.85%
Internet & Direct Marketing Retail	5.37%
IT Services	1.94%
Media	2.62%
Metals & Mining	2.47%
Multiline Retail	0.56%
Oil, Gas & Consumable Fuels	1.92%
Semiconductors & Semiconductor Equipment	5.71%
Specialty Retail	2.37%
Technology Hardware, Storage & Peripherals	5.57%
Tobacco	3.87%
Wireless Telecommunication Services	9.20%
TOTAL COMMON STOCKS	94.17%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	3.52%
TOTAL PREFERRED STOCKS	3.52%
PARTICIPATORY NOTES
Media	0.04%
TOTAL PARTICIPATORY NOTES	0.04%
SHORT-TERM INVESTMENTS	2.47%
TOTAL INVESTMENTS	100.20%
Liabilities in Excess of Other Assets	(0.20)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2021 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 97.47%
Austria – 0.98%
243,798	Addiko Bank AG	$4,050,314
Brazil – 5.98%
6,528,640	Embraer SA(a)	24,768,876
Canada – 6.82%
306,375	Cameco Corp.	5,876,273
265,929	Corby Spirit and Wine Ltd.	3,865,796
522,312	Dorel Industries, Inc. – Class B(a)	6,581,569
3,972	E-L Financial Corp. Ltd.	3,043,646
364,501	Sierra Wireless, Inc.(a)	6,921,874
442,613	Uranium Participation Corp.(a)	1,953,124
		28,242,282
Chile – 0.51%
36,767,008	Enel Chile SA	2,115,233
China – 1.90%
12,512,900	Boyaa Interactive International Ltd.(a)	918,609
241,205	China Yuchai International Ltd.	3,868,928
9,469,000	Weiqiao Textile Co. – Class H	3,097,673
		7,885,210
France – 5.67%
616,959	Elior Group SA(a),(b)	4,614,627
64,098	Savencia SA	5,381,098
127,989	Societe BIC SA	8,901,368
94,617	Vicat SA	4,576,131
		23,473,224
Germany – 1.08%
48,174	Draegerwerk AG & Co. KGaA	4,481,041
Greece – 0.60%
236,992	Sarantis SA	2,501,018
Hong Kong – 5.29%
4,180,050	APT Satellite Holdings Ltd.	1,242,284
2,059,500	Dickson Concepts International Ltd.	1,226,981
Shares		Value
70,600,000	Emperor Watch & Jewellery Ltd.	$2,167,490
20,215,000	First Pacific Co. Ltd.	6,899,495
8,190,000	PAX Global Technology Ltd.	9,435,177
5,516,000	Pico Far East Holdings Ltd.	966,180
		21,937,607
Hungary – 2.32%
6,664,034	Magyar Telekom Telecommunications Plc	9,601,337
Ireland – 5.39%
3,218,376	AIB Group Plc(a)	8,305,508
517,024	Avadel Pharmaceuticals Plc – ADR(a)	3,479,571
3,140,658	C&C Group Plc(a)	10,557,069
		22,342,148
Israel – 1.14%
65,569	Taro Pharmaceutical Industries Ltd.(a)	4,718,345
Italy – 2.96%
148,403	Buzzi Unicem SpA	3,942,533
630,056	Credito Emiliano SpA	3,776,002
264,527	Danieli & C Officine Meccaniche SpA	4,560,659
		12,279,194
Japan – 17.83%
1,426,900	Concordia Financial Group Ltd.	5,243,543
463,600	Fuji Media Holdings, Inc.	5,175,992
25,500	Fukuda Denshi Co. Ltd.	2,063,031
160,500	Futaba Corp.	1,122,919
1,875,100	Hachijuni Bank Ltd.	6,061,346
1,406,600	Hyakugo Bank Ltd.	3,879,496
333,400	Japan Petroleum Exploration Co. Ltd.	6,010,006
101,000	Kaken Pharmaceutical Co. Ltd.	4,333,938

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
323,300	Kissei Pharmaceutical Co. Ltd.	$6,282,842
1,111,444	Komori Corp.	8,154,000
529,200	Kyushu Financial Group, Inc.	1,871,971
202,500	Mitsubishi Shokuhin Co. Ltd.	5,125,795
196,500	Nichiban Co. Ltd.	3,112,836
115,200	Oita Bank Ltd.	1,739,135
126,700	Sankyo Co. Ltd.	3,239,909
247,800	Tachi-S Co. Ltd.	3,326,951
52,600	Taisho Pharmaceutical Holdings Co. Ltd.	2,815,801
290,000	TSI Holdings Co. Ltd.(a)	863,779
170,600	Yodogawa Steel Works Ltd.	3,438,584
		73,861,874
Malaysia – 1.26%
4,408,100	Genting Berhad	5,234,718
Mexico – 7.11%
434,901	Cemex SAB de CV Sponsored – ADR(a)	3,653,168
27,839,278	Consorcio ARA SAB de CV(a)	6,438,200
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	266,406
11,265,579	Fibra Uno Administracion SA de CV	12,167,549
5,470,963	Macquarie Mexico Real Estate Management SA de CV(b)	6,751,565
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	172,445
		29,449,333
Panama – 1.52%
411,071	Banco Latinoamericano de Comercio Exterior SA – Class E	6,318,161
Shares		Value
Philippines – 0.53%
1,367,592	First Philippines Holdings Corp.	$2,216,051
Slovenia – 1.92%
474,148	Nova Ljubljanska Banka – GDR(b)	7,252,652
45,862	Nova Ljubljanska Banka dd Registered – GDR	701,513
		7,954,165
South Korea – 4.62%
95,834	Binggrae Co. Ltd.	5,410,856
18,306	Lotte Confectionery Co. Ltd.	2,253,328
10,751	Namyang Dairy Products Co. Ltd.	7,226,755
50,208	Samchully Co. Ltd.	4,235,457
		19,126,396
Spain – 5.04%
1,233,146	Atresmedia Corp de Medios de Comunicacion SA(a)	5,398,453
704,751	Bankinter SA	3,545,633
1,210,612	CaixaBank SA	3,727,120
1,157,311	Lar Espana Real Estate Socimi SA	6,731,042
704,751	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	1,476,609
		20,878,857
United Kingdom – 17.00%
1,380,850	Balfour Beatty Plc	5,869,244
2,345,794	De La Rue Plc(a)	6,042,073
3,599,074	J Sainsbury Plc	13,546,470
1,194,915	LSL Property Services Plc(a)	7,140,641
2,231,336	Marks & Spencer Group Plc(a)	4,525,457
12,382,702	Mitie Group Plc(a)	11,647,716
2,849,492	Premier Foods Plc	4,320,106

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
3,794,265	Wm Morrison Supermarkets Plc	$12,948,314
1,171,828	Yellow Cake Plc(a),(b)	4,407,920
		70,447,941
TOTAL COMMON STOCKS (Cost $366,696,982)		$403,883,325
Shares		Value
PREFERRED STOCKS – 1.74%
Germany – 1.74%
76,013	Draegerwerk AG & Co. KGaA, 0.239%(d)	$7,192,568
TOTAL PREFERRED STOCKS (Cost $4,889,447)		$7,192,568

	Shares	Value
SHORT-TERM INVESTMENTS – 2.11%
Money Market Funds — 2.11%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	8,761,508	$8,761,508
TOTAL SHORT-TERM INVESTMENTS (Cost $8,761,508)		$8,761,508
Total Investments (Cost $380,347,937) – 101.32%		$419,837,401
Liabilities in Excess of Other Assets – (1.32)%		(5,471,222)
TOTAL NET ASSETS – 100.00%		$414,366,179

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,026,764 which represented 5.56% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2021

COMMON STOCKS
Aerospace & Defense	5.98%
Auto Components	0.80%
Banks	12.10%
Beverages	3.48%
Capital Markets	0.47%
Commercial Services & Supplies	7.17%
Communications Equipment	1.67%
Construction & Engineering	1.42%
Construction Materials	2.94%
Diversified Financial Services	3.18%
Diversified Telecommunication Services	2.62%
Electric Utilities	1.04%
Electrical Equipment	0.27%
Electronic Equipment, Instruments & Components	2.28%
Entertainment	0.22%
Equity Real Estate Investment Trusts	6.19%
Food & Staples Retailing	7.64%
Food Products	5.94%
Gas Utilities	1.02%
Health Care Equipment & Supplies	1.58%
Hotels, Restaurants & Leisure	2.37%
Household Durables	3.25%
Insurance	1.10%
Leisure Products	0.78%
Machinery	4.00%
Media	2.78%
Metals & Mining	0.83%
Multiline Retail	1.09%
Oil, Gas & Consumable Fuels	2.87%
Personal Products	0.60%
Pharmaceuticals	5.23%
Real Estate Management & Development	1.72%
Specialty Retail	0.82%
Textiles, Apparel & Luxury Goods	0.96%
Trading Companies & Distributors	1.06%
TOTAL COMMON STOCKS	97.47%
PREFERRED STOCKS
Health Care Equipment & Supplies	1.74%
TOTAL PREFERRED STOCKS	1.74%
SHORT-TERM INVESTMENTS	2.11%
TOTAL INVESTMENTS	101.32%
Liabilities in Excess of Other Assets	(1.32)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2021 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 87.23%
Aerospace & Defense – 9.32%
6,078	Embraer SA Sponsored – ADR(a)	$92,021
599	National Presto Industries, Inc.	60,888
4,931	Park Aerospace Corp.	73,472
		226,381
Banks – 2.63%
643	ACNB Corp.	17,946
445	Eagle Bancorp Montana, Inc.	10,235
1,019	National Bankshares, Inc.	35,675
		63,856
Biotechnology – 6.27%
1,860	Eagle Pharmaceuticals, Inc.(a)	79,608
11,508	PDL BioPharma, Inc.(a),(b)	28,425
247	United Therapeutics Corp.(a)	44,314
		152,347
Capital Markets – 1.78%
9,780	Uranium Participation Corp.(a)	43,156
Communications Equipment – 5.48%
1,835	NETGEAR, Inc.(a)	70,317
3,311	Sierra Wireless, Inc.(a)	62,876
		133,193
Construction & Engineering – 2.02%
8,532	Orion Group Holdings, Inc.(a)	49,059
Electric Utilities – 0.69%
239	ALLETE, Inc.	16,725
Electronic Equipment, Instruments & Components – 2.56%
1,897	Arlo Technologies, Inc.(a)	12,843
1,233	Avnet, Inc.	49,418
		62,261
Energy Equipment & Services – 4.11%
1,433	Dril-Quip, Inc.(a)	48,479
1,242	Halliburton Co.	28,715
694	Helmerich & Payne, Inc.	22,645
		99,839
Shares		Value
Equity Real Estate Investment Trusts – 2.91%
2,699	Equity Commonwealth	$70,714
Food & Staples Retailing – 1.24%
516	Ingles Markets, Inc. – Class A	30,067
Food Products – 1.49%
1,001	Cal-Maine Foods, Inc.	36,246
Health Care Equipment & Supplies – 4.76%
1,359	Invacare Corp.(a)	10,967
1,474	LENSAR, Inc.(a)	12,765
728	Utah Medical Products, Inc.	61,909
1,112	Varex Imaging Corp.(a)	29,824
		115,465
Health Care Providers & Services – 3.42%
1,222	MEDNAX, Inc.(a)	36,843
645	Premier, Inc. – Class A	22,440
1,065	Triple–S Management Corp. – Class B(a)	23,718
		83,001
Health Care Technology – 0.52%
550	Change Healthcare, Inc.(a)	12,672
Household Durables – 3.15%
2,312	Dorel Industries, Inc. – Class B(a)	29,133
1,790	Taylor Morrison Home Corp.(a)	47,292
		76,425
Insurance – 6.14%
362	American National Group, Inc.	53,775
3,817	Crawford & Co. – Class A	34,620
271	National Western Life Group, Inc. – Class A	60,810
		149,205
Machinery – 6.06%
5,308	Graham Corp.	73,038
1,031	Hurco Companies, Inc.	36,085
2,044	L.B. Foster Co. – Class A(a)	38,100
		147,223
Multi-Utilities – 0.63%
360	Avista Corp.	15,361

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

Shares		Value
Oil, Gas & Consumable Fuels – 6.83%
2,109	Chesapeake Energy Corp.	$109,499
1,779	World Fuel Services Corp.	56,448
		165,947
Personal Products – 4.17%
2,308	Edgewell Personal Care Co.	101,321
Pharmaceuticals – 5.89%
2,889	Avadel Pharmaceuticals Plc – ADR(a)	19,443
1,984	Phibro Animal Health Corp. – Class A	57,298
1,271	Prestige Consumer Healthcare, Inc.(a)	66,219
		142,960
Shares		Value
Professional Services – 1.89%
3,197	Resources Connection, Inc.	$45,909
Software – 0.98%
1,404	SolarWinds Corp.(a)	23,714
Textiles, Apparel & Luxury Goods – 1.25%
963	Movado Group, Inc.	30,306
Thrifts & Mortgage Finance – 1.04%
971	Territorial Bancorp, Inc.	25,217
TOTAL COMMON STOCKS (Cost $1,795,788)		$2,118,570

	Principal Amount	Value
CORPORATE BONDS – 1.09%
Food & Staples Retailing – 0.54%
Ingles Markets, Inc. 5.750%, 6/15/2023	$ 13,000	$ 13,020
Multi-Utilities – 0.55%
Avista Corp. 5.125%, 4/1/2022	13,000	13,448
TOTAL CORPORATE BONDS (Cost $26,645)		$26,468

	Shares	Value
SHORT-TERM INVESTMENTS – 11.89%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.010%, (c)	288,721	$ 288,721
TOTAL SHORT-TERM INVESTMENTS (Cost $288,721)		$288,721
Total Investments (Cost $2,111,154) – 100.21%		$2,433,759
Liabilities in Excess of Other Assets – (0.21)%		(5,090)
TOTAL NET ASSETS – 100.00%		$2,428,669

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $28,425 or 1.17% of the Fund’s net assets and is classified as a Level 3 security. See Note 2 in the Notes to Financial Statements.
(c)	The rate shown is the annualized seven day yield as of June 30, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2021

COMMON STOCKS
Brazil	3.79%
Canada	5.57%
Ireland	0.80%
United States	77.07%
TOTAL COMMON STOCKS	87.23%
CORPORATE BONDS
United States	1.09%
TOTAL CORPORATE BONDS	1.09%
SHORT-TERM INVESTMENTS	11.89%
TOTAL INVESTMENTS	100.21%
Liabilities in Excess of Other Assets	(0.21)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Household Durables – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 334
TOTAL COMMON STOCKS (Cost $292,050)		$334

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 6.32%
Federal Home Loan Mortgage Corporation – 2.08%
Pool A9-3505 4.500%, 8/1/2040	58,301	$ 64,835
Pool G0-6018 6.500%, 4/1/2039	17,525	20,216
Pool G1-8578 3.000%, 12/1/2030	794,295	839,988
Pool SD-8001 3.500%, 7/1/2049	314,026	330,317
Pool SD-8003 4.000%, 7/1/2049	383,228	407,943
		1,663,299
Federal National Mortgage Association – 4.24%
Pool 934124 5.500%, 7/1/2038	38,160	44,308
Pool AL9865 3.000%, 2/1/2047	914,936	961,887
Pool AS6201 3.500%, 11/1/2045	321,423	343,127
Pool BJ2553 3.500%, 12/1/2047	299,862	317,809
Pool BN6683 3.500%, 6/1/2049	603,879	635,612
Pool CA1624 3.000%, 4/1/2033	606,453	642,628
Pool MA0918 4.000%, 12/1/2041	137,438	150,423
Pool MA3687 4.000%, 6/1/2049	269,963	287,300
		3,383,094
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,788,380)		$5,046,393
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 3.104%, 10/25/2036(b)	559	$ 537
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $550)		$537
US GOVERNMENTS – 53.63%
Sovereign – 53.63%
United States Treasury Note
2.375%, 8/15/2024	6,360,000	$ 6,733,402
2.250%, 2/15/2027	10,075,000	10,768,050
2.375%, 5/15/2029	14,400,000	15,539,062

United States Treasury Bond
4.750%, 2/15/2037	5,775,000	8,197,793
3.500%, 2/15/2039	1,250,000	1,563,623
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Principal Amount	Value

TOTAL US GOVERNMENTS (Cost $40,974,375)		$42,801,930
CORPORATE BONDS – 34.77%
Automobiles – 1.45%
Ford Motor Credit Co. LLC
5.875%, 8/2/2021	410,000	$ 412,091
3.350%, 11/1/2022	370,000	379,213
3.375%, 11/13/2025	350,000	362,932

		1,154,236
Banks – 5.71%
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	292,158
JPMorgan Chase & Co. 3.655% (3M LIBOR + 3.470%), Perpetual(c)	1,317,000	1,320,293
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(c)	1,830,000	1,811,700
Wells Fargo & Co. 2.100%, 7/26/2021	1,130,000	1,131,435
		4,555,586
Commercial Services & Supplies – 3.05%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	645,000	668,643
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	715,000	789,839
6.250%, 1/15/2028(d)	915,000	973,331

		2,431,813
Consumer Products – 3.14%
Avon Products, Inc. 6.500%, 3/15/2023	1,625,000	1,747,484
Travel + Leisure Co. 6.625%, 7/31/2026(d)	670,000	759,110
		2,506,594
Containers & Packaging – 0.57%
Sealed Air Corp. 4.000%, 12/1/2027(d)	430,000	457,413
Electric Utilities – 0.72%
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	247,359
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Principal Amount	Value
FirstEnergy Corp. 7.375%, 11/15/2031	240,000	$ 328,682
		576,041
Equipment – 0.02%
Continental Airlines Pass Through Trust Series 2007-1 5.983%, 4/19/2022	14,355	14,680
Food, Beverage & Tobacco – 1.09%
Pilgrim's Pride Corp.
5.875%, 9/30/2027(d)	210,000	223,650
4.250%, 4/15/2031(d)	625,000	647,656

		871,306
Health Care Facilities & Services – 1.34%
Tenet Healthcare Corp. 4.875%, 1/1/2026(d)	1,030,000	1,068,316
Homebuilders – 2.48%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	1,144,150
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	836,162
		1,980,312
Media – 0.89%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	334,209
Netflix, Inc. 4.375%, 11/15/2026	330,000	375,282
		709,491
Oil, Gas & Consumable Fuels – 6.95%
BP Capital Markets Plc 3.506%, 3/17/2025	810,000	886,076
Continental Resources, Inc.
4.500%, 4/15/2023	355,000	369,406
4.375%, 1/15/2028	215,000	237,844

Exxon Mobil Corp. 2.397%, 3/6/2022	945,000	955,700
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,054,000	1,173,520
Occidental Petroleum Corp.
1.606% (3M LIBOR + 1.450%), 8/15/2022(c)	365,000	363,188
3.500%, 6/15/2025	555,000	567,488

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Principal Amount	Value
Range Resources Corp. 4.875%, 5/15/2025	960,000	$ 993,600
		5,546,822
Technology – 3.55%
Microsoft Corp. 2.400%, 2/6/2022	1,000,000	1,011,812
MicroStrategy, Inc. 0.000%, 2/15/2027(d),(e)	640,000	477,440
VMware, Inc.
4.500%, 5/15/2025	215,000	240,113
3.900%, 8/21/2027	995,000	1,105,786

		2,835,151
Telecommunications – 3.81%
AT&T, Inc. 3.000%, 6/30/2022	1,630,000	1,666,724
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(d)	415,000	477,125
Telecom Italia Capital SA 6.375%, 11/15/2033	480,000	572,400
T-Mobile USA, Inc. 4.750%, 2/1/2028	300,000	321,375
		3,037,624
TOTAL CORPORATE BONDS (Cost $26,014,572)		$27,745,385
ASSET BACKED SECURITIES – 1.71%
Student Loan – 1.71%
SLM Private Credit Student Loan Trust Series 2007-A, 0.359%, (3M LIBOR + 0.240%), 12/16/2041(c)	212,957	$ 207,633
SLM Private Credit Student Loan Trust Series 2004-B, 0.549%, (3M LIBOR + 0.430%), 9/15/2033(c)	300,000	293,262
SLM Private Credit Student Loan Trust Series 2005-A, 0.429%, (3M LIBOR + 0.310%), 12/15/2038(c)	340,461	333,319
SLM Private Credit Student Loan Trust Series 2006-A, 0.409%, (3M LIBOR + 0.290%), 6/15/2039(c)	543,234	527,609
TOTAL ASSET BACKED SECURITIES (Cost $1,291,504)		$1,361,823

	Shares	Value
SHORT-TERM INVESTMENTS – 8.81%
Money Market Funds – 8.81%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	7,030,894	$ 7,030,894
TOTAL SHORT-TERM INVESTMENTS (Cost $7,030,894)		$7,030,894
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Shares	Value
Total Investments (Cost $80,392,325) – 105.24%		$83,987,296
Liabilities in Excess of Other Assets – (5.24)%		(4,180,806)
Total Net Assets – 100.00%		$79,806,490

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,542,523 which represented 8.20% of the net assets of the Fund.
(e)	Zero coupon bond.
(f)	The rate shown is the annualized seven day yield as of June 30, 2021.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Fair Valuation Committee.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2021, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $543,563,871, $21,471,711, $845,460,841 and $182,060,292 that represent 82.07%, 46.06%, 58.70%, and 43.94% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Fair Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of June 30, 2021, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$11,744,260	$57,147,870	$—	$68,892,130
Consumer Discretionary	—	65,911,184	—	65,911,184
Consumer Staples	25,134,426	87,605,329	—	112,739,755
Energy	3,087,040	42,503,019	—	45,590,059
Financials	4,041,742	110,061,355	—	114,103,097
Health Care	—	97,581,396	—	97,581,396
Industrials	14,011,268	19,209,150	—	33,220,418
Materials	9,381,271	35,188,077	—	44,569,348
Real Estate	14,586,377	—	—	14,586,377
Utilities	—	12,936,491	—	12,936,491
Total Common Stocks	81,986,384	528,143,871	—	610,130,255
Preferred Stocks
Energy	13,213,856	9,996,722	—	23,210,578
Health Care	—	15,420,000	—	15,420,000
Total Preferred Stocks	13,213,856	25,416,722	—	38,630,578
Short-Term Investments	12,101,962	—	—	12,101,962
Total Investments in Securities	$107,302,202	$553,560,593	$—	$660,862,795

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$755,116	$1,862,026	$—	$2,617,142
Consumer Discretionary	1,128,300	4,289,032	—	5,417,332
Consumer Staples	1,255,917	3,104,827	—	4,360,744
Energy	921,621	2,890,562	—	3,812,183
Financials	8,358,329	2,636,318	—	10,994,647
Health Care	7,081,326	2,468,897	—	9,550,223
Industrials	3,243,673	417,758	—	3,661,431
Materials	—	1,519,368	—	1,519,368
Real Estate	722,139	—	—	722,139
Technology	144,354	1,261,327	—	1,405,681
Utilities	324,055	820,534	—	1,144,589
Total Common Stocks	23,934,830	21,270,649	—	45,205,479
Preferred Stocks
Health Care	447,595	—	—	447,595
Technology	—	201,063	—	201,063
Total Preferred Stocks	447,595	201,063	—	648,658
Short-Term Investments	796,177	—	—	796,177
Total Investments in Securities	$25,178,602	$21,471,712	$—	$46,650,314
Emerging Markets Fund
Common Stocks
Communication Services	$71,506,277	$119,697,025	$—	$191,203,302
Consumer Discretionary	44,335,323	191,446,758	—	235,782,081
Consumer Staples	43,117,120	84,717,436	—	127,834,556
Energy	11,306,782	16,219,475	—	27,526,257
Financials	41,993,288	170,881,342	—	212,874,630
Health Care	—	45,391,849	—	45,391,849
Industrials	89,074,129	40,034,923	—	129,109,052
Materials	36,302,868	35,568,528	—	71,871,396
Real Estate	60,573,140	—	—	60,573,140
Technology	—	223,399,398	—	223,399,398
Utilities	10,357,056	20,283,426	—	30,640,482
Total Common Stocks	408,565,983	947,640,160	—	1,356,206,143
Preferred Stocks
Energy	29,115,807	21,627,792	—	50,743,599
Participatory Notes
Communication Services	—	638,035	—	638,035
Short-Term Investments	35,518,782	—	—	35,518,782
Total Investments in Securities	$473,200,572	$969,905,987	$—	$1,443,106,559

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$15,918,399	$7,384,456	$—	$23,302,855
Consumer Discretionary	21,791,011	19,965,194	—	41,756,205
Consumer Staples	39,573,401	33,563,204	—	73,136,605
Energy	5,876,273	6,010,006	—	11,886,279
Financials	20,392,548	49,452,720	—	69,845,268
Health Care	8,197,916	19,976,653	—	28,174,569
Industrials	50,888,252	31,568,287	—	82,456,539
Materials	3,653,168	11,957,248	—	15,610,416
Real Estate	32,790,797	—	—	32,790,797
Technology	6,921,874	9,435,177	—	16,357,051
Utilities	8,566,741	—	—	8,566,741
Total Common Stocks	214,570,380	189,312,945	—	403,883,325
Preferred Stocks
Health Care	7,192,568	—	—	7,192,568
Short-Term Investments	8,761,508	—	—	8,761,508
Total Investments in Securities	$230,524,456	$189,312,945	$—	$419,837,401
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$106,731	$—	$—	$106,731
Consumer Staples	167,634	—	—	167,634
Energy	265,786	—	—	265,786
Financials	281,434	—	—	281,434
Health Care	478,020	—	28,425	506,445
Industrials	468,572	—	—	468,572
Real Estate	70,714	—	—	70,714
Technology	219,168	—	—	219,168
Utilities	32,086	—	—	32,086
Total Common Stocks	2,090,145	—	28,425	2,118,570
Corporate Bonds	—	26,468	—	26,468
Short-Term Investments	288,721	—	—	288,721
Total Investments in Securities	$2,378,866	$26,468	$28,425	$2,433,759
Core Plus Fund
Common Stocks
Consumer Discretionary	$334	$—	$—	$334
Asset Backed Securities	—	1,361,823	—	1,361,823
Corporate Bonds	—	27,745,385	—	27,745,385
Government Securities	—	42,801,930	—	42,801,930
Mortgage Backed Securities	—	5,046,930	—	5,046,930
Short-Term Investments	7,030,894	—	—	7,030,894
Total Investments in Securities	$7,031,228	$76,956,068	$—	$83,987,296

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

There were no Level 3 securities in the International, Global, Emerging Markets, International Small Cap, and Core Plus Funds at the beginning or during the periods presented. Management has determined that the amount of Level 3 securities in the Small Cap Value Fund compared to the total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2021.
NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from October 1, 2020 through June 30, 2021:
International Small Cap Fund
Issuer Name	Value At October 1, 2020	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At June 30, 2021	Dividend Income
Desarrolladora Homex SAB de CV	$530,904	$—	$—	$—	$(264,498)	$266,406	$—
Urbi Desarrollos Urbanos SAB de CV	476,764	3,105	—	(1,197)	(306,227)	172,445	—
	$1,007,668	$3,105	$—	$(1,197)	$(570,725)	$438,851	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.